Loans And Allowance For Credit Losses (Changes In The Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for credit losses:
Balance at beginning of fiscal year	¥ 1,240,456		¥ 1,315,615		¥ 1,156,638
Provision for credit losses	223,809		292,035		647,793
Charge-offs	216,799		385,770		520,772
Less-Recoveries	43,429		43,670		52,372
Net charge-offs	173,370		342,100		468,400
Others	(5,388)	[1]	(25,094)	[2]	(20,416)	[2]
Balance at end of fiscal year	1,285,507		1,240,456		1,315,615
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	860,330		731,133
Collectively evaluated for impairment	388,786		474,338
Loans acquired with deteriorated credit quality	36,391		34,985
Allowance for credit losses total	1,285,507		1,240,456		1,315,615
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	1,990,446		1,848,348
Collectively evaluated for impairment	90,139,544		85,419,427
Loans acquired with deteriorated credit quality	212,702		271,909
Total loans	92,342,692	[3]	87,539,684	[3]
Commercial [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	895,611
Provision for credit losses	181,449
Charge-offs	126,157
Less-Recoveries	36,043
Net charge-offs	90,114
Others	(2,638)	[1]
Balance at end of fiscal year	984,308
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	705,818		587,863
Collectively evaluated for impairment	245,916		277,130
Loans acquired with deteriorated credit quality	32,574		30,618
Allowance for credit losses total	984,308
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	1,479,098		1,341,679
Collectively evaluated for impairment	70,208,257		65,094,068
Loans acquired with deteriorated credit quality	108,634		119,464
Total loans	71,795,989	[3]	66,555,211	[3]
Residential [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	165,215
Provision for credit losses	29,481
Charge-offs	23,075
Less-Recoveries	216
Net charge-offs	22,859
Balance at end of fiscal year	171,837
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	101,773		86,514
Collectively evaluated for impairment	67,855		76,734
Loans acquired with deteriorated credit quality	2,209		1,967
Allowance for credit losses total	171,837
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	321,074		300,756
Collectively evaluated for impairment	15,246,310		15,826,839
Loans acquired with deteriorated credit quality	19,534		22,420
Total loans	15,586,918	[3]	16,150,015	[3]
Card [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	82,607
Provision for credit losses	27,883
Charge-offs	43,073
Less-Recoveries	1,486
Net charge-offs	41,587
Balance at end of fiscal year	68,903
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	47,418		46,963
Collectively evaluated for impairment	21,158		35,265
Loans acquired with deteriorated credit quality	327		379
Allowance for credit losses total	68,903
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	145,805		150,716
Collectively evaluated for impairment	597,619		704,851
Loans acquired with deteriorated credit quality	14,449		16,476
Total loans	757,873	[3]	872,043	[3]
UNBC [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	97,023
Provision for credit losses	(15,004)
Charge-offs	24,494
Less-Recoveries	5,684
Net charge-offs	18,810
Others	(2,750)	[1]
Balance at end of fiscal year	60,459
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	5,321		9,793
Collectively evaluated for impairment	53,857		85,209
Loans acquired with deteriorated credit quality	1,281		2,021
Allowance for credit losses total	60,459
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	44,469		55,197
Collectively evaluated for impairment	4,087,358		3,793,669
Loans acquired with deteriorated credit quality	70,085		113,549
Total loans	¥ 4,201,912	[3]	¥ 3,962,415	[3]

[1]	Others principally include gains from foreign exchange translation.
[2]	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.
[3]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.